Performance Management	Jul. 29, 2026
Aristotle Core Plus Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance available. Accordingly, performance data is not included. Updated performance information will be available on the Fund’s website at aristotlefunds.com or by calling the Fund toll-free at 844-ARISTTL (844-274-7885).

Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance available.
Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Multi-Sector Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance available. Accordingly, performance data is not included. Updated performance information will be available on the Fund’s website at aristotlefunds.com or by calling the Fund toll-free at 844-ARISTTL (844-274-7885).

Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance available.
Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Short Term Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance available. Accordingly, performance data is not included. Updated performance information will be available on the Fund’s website at aristotlefunds.com or by calling the Fund toll-free at 844-ARISTTL (844-274-7885).

Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance available.
Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885